Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 29, 2019
Text Block [Abstract]
Summary of Preferred Stock

As of each balance sheet date, Preferred Stock consisted of the following:

	December 30, 2018
	Preferred Stock Designated	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series B preferred stock	2,728,018	2,728,018	$4,377	$9,005	2,728,018
Series C preferred stock	2,464,466	2,464,466	7,639	12,002	2,464,466
Series D preferred stock	3,000,392	3,000,392	11,020	19,429	3,000,392

Total Preferred Stock	8,192,876	8,192,876	$23,036	$40,436	8,192,876

	December 29, 2019
	Preferred Stock Designated	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series B preferred stock	2,728,018	2,728,018	$4,377	$9,005	2,728,018
Series C preferred stock	2,464,466	2,464,466	7,639	12,002	2,464,466
Series D preferred stock	3,000,392	3,000,392	11,020	19,429	3,000,392

Total Preferred Stock	8,192,876	8,192,876	$23,036	$40,436	8,192,876